UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5569
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2016

Item 1. Reports to Stockholders.

Annual Report
March 31, 2016

AlphaMark Actively Managed Small Cap ETF
Ticker: SMCP

AlphaMark Actively Managed Small Cap ETF

AlphaMark Actively Managed Small Cap ETF

March 31, 2016

Dear Shareholder:

The AlphaMark Actively Managed Small Cap ETF (the “Fund”) investment philosophy is founded on an appreciation of risk.  We attempt to identify for the Fund high quality companies with strong cash flows.  This strategy is used to provide the potential for growth while acknowledging the inherent risks of the stock market.  Over the last twelve months the markets have been focused on how quickly the Federal Reserve (the “Fed”) is going to raise short term rates.  With each passing economic report the market has become more myopic and has become more volatile based on the Fed interpretation of economic data versus what that economic data actually means for the long term outlook.  Each good economic report has given rise to the notion that the Fed will be raising rates quicker and thus the markets interpreted this as a sign to take risk off.  As risk is reduced the markets have sold off.  Each bad economic report has done the opposite.  It is a strange time indeed to see the markets react opposite of what one would expect.  The volatility has allowed the Fund to make purchases of what we view as high quality companies when the markets have overreacted to the down side.  The Fund’s portfolio is diversified amongst all of the major sectors in the economy and we feel it should be well positioned to add value in a volatile market.

Since inception on April 20, 2015 through the period ended March 31, 2016, the net asset value per share of the Fund decreased from $25.00 to $22.58, a total return of -9.66%.  The market price decreased from $25.00 to $22.56, a total return of -9.78%.  During this time, the Russell 2000 Index lost 10.66%.  The main contributors of gains in the Fund during this time period came from the following sectors: Manufacturing (Genocea Biosciences +99.2%, DepoMed +34.8%, Momenta Pharmaceuticals +13.1%, Sturm Ruger +16.6%, II-VI +14.8%, Mellanox +11.5%), Finance and Insurance (MarketAxess Holdings +38.7%), Professional, Scientific and Technical Services (AMN Healthcare +15.3%) and Construction (Dycom Industries +38.6%).  The main contributors of loss in the Fund are in the following sectors: Manufacturing (Astronics -64.3%, The Greenbrier Companies -57.8%, Vasco Data Security -51.8%, Methode Electronics -40.0%, Net 1 Ueps Technologies -27.6%, Synchronoss Technologies -25.4%, Monotype Imaging -23.2%), Retail Trade (Global Partners -60.9%), and Mining, Quarrying, Oil and Gas Extraction (Basic Energy -51.1%)  We continue to maintain a portfolio that is diversified across the various sectors of the economy.

As of March 31, 2016, the Fund’s assets were invested among 27 stock positions.  Our largest areas of investment were: Manufacturing (44%) and Finance and Insurance (18%).  Cash equivalents represented 4.0% of the Fund’s net assets.  We are confident that as we enter into a period of economic growth with a tilt towards earnings momentum, our investment philosophy and our disciplined approach to picking stocks should add value to the Fund.

AlphaMark Actively Managed Small Cap ETF

As of March 31, 2016, the Fund had net assets of $24.8 million.

In conclusion, no investment style will outperform every year.  The nature of the market is change and volatility.  Because the market has lowered expectations across the board, we believe that high quality companies that have consistently met or beat their earnings expectations should be rewarded over the coming months.  We continually review current holdings for any weaknesses and make adjustments when necessary.  There are still some headwinds in the economy, yet we are optimistic that high quality companies can still succeed.  We look forward to providing you with a fund that has the ability to capture the momentum of high quality stocks if the economy continues to recover.

Sincerely,

Michael L. Simon
President and Chief Investment Officer
AlphaMark Advisors, LLC

Past performance is not predictive of future performance.

Must be preceded or accompanied by a prospectus.

Diversification does not assure nor protect against loss in a declining market.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. One cannot invest direct in an index.

Investing involves risk. Principal loss is possible. When the Fund invests in ADRs as a substitute for an investment directly in the underlying shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the underlying shares. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. A fund that concentrates its investments in the securities of a particular sector area may be more volatile than a fund that invests in a broader range of industries. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. Investing in investment companies, such as ETFs will subject the Fund to additional expenses of each investment company and risk of owning the underlying securities held by each. ETFs may trade at a premium or discount to their net asset value. ETFs are bought and sold at market price and not individually redeemed from the fund. Brokerage commissions will reduce returns.

AlphaMark Actively Managed Small Cap ETF

Earnings growth is not representative of the Fund’s future performance.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings please refer to the Schedule of Investments in this report.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Market returns are based on the daily composite close price from all active exchanges at 4:00 p.m. Eastern time and do not represent the returns you would receive if you traded shares at other times.

AlphaMark Advisors LLC is the Adviser to the AlphaMark Actively Managed Small Cap ETF which is distributed by Quasar Distributors, LLC.

AlphaMark Actively Managed Small Cap ETF

PERFORMANCE SUMMARY

Growth of $10,000
(Unaudited)

Since
Total Returns	Inception
Period Ending March 31, 2016	4/20/15
AlphaMark Actively Managed Small Cap ETF – NAV	(9.66)%
AlphaMark Actively Managed Small Cap ETF – Market	(9.78)%
Russell 2000 Index	(10.66)%

This chart illustrates the performance of the hypothetical $10,000 investment made on April 20, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestments of capital gains and dividends.

AlphaMark Actively Managed Small Cap ETF

PORTFOLIO ALLOCATION
As of March 31, 2016 (Unaudited)

Percentage of
Sector	Net Assets
Manufacturing	43.9%
Finance and Insurance	17.5
Professional, Scientific, and Technical Services	6.8
Mining, Quarrying, Oil and Gas Extraction	6.2
Educational Services	3.7
Transportation and Warehousing	3.6
Health Care and Social Assistance	3.5
Construction	3.4
Other Assets in Excess of Liabilities	3.2
Information	3.1
Management of Companies and Enterprises	3.0
Retail Trade	1.3
Short-Term Investments	0.8
100.0%

AlphaMark Actively Managed Small Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2016

Shares		Value

	COMMON STOCKS – 96.0%

	Construction – 3.4%
12,965	Dycom Industries, Inc. (a)	$838,447

	Educational Services – 3.7%
93,734	K12, Inc. (a)	927,029

	Finance and Insurance – 17.5%
38,212	BofI Holding, Inc. (a)	815,444
4,620	Credit Acceptance Corporation (a)	838,761
34,474	Employers Holdings, Inc.	970,098
9,512	MarketAxess Holdings, Inc.	1,187,383
57,960	Net 1 UEPS Technologies, Inc. (a)	533,232
		4,344,918
	Health Care and Social Assistance – 3.5%
47,981	Foundation Medicine, Inc. (a)	872,295

	Information – 3.1%
30,975	NeuStar, Inc. (a)	761,985

	Management of Companies and Enterprises – 3.0%
10,500	Cooper-Standard Holdings, Inc. (a)	754,320

	Manufacturing – 43.9%
23,048	Acorda Therapeutics, Inc. (a)	609,620
27,104	Cirrus Logic, Inc. (a)	986,857
206,965	Genocea Biosciences, Inc. (a)	1,601,909
39,930	HollySys Automation Technologies, Ltd. (a)	840,526
39,676	II-VI, Inc. (a)	861,366
58,133	Ixia (a)	724,337
44,000	MaxLinear, Inc. (a)	814,000
19,866	Mellanox Technologies, Ltd. (a)	1,079,320
23,320	Natus Medical, Inc. (a)	896,188
15,190	Sturm Ruger & Company, Inc.	1,038,692
20,542	The Greenbrier Companies, Inc.	567,781
65,912	Wabash National Corporation (a)	870,038
		10,890,634
	Mining, Quarrying, Oil and Gas Extraction – 6.2%
560,103	Basic Energy Services, Inc. (a)	1,545,884

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

SCHEDULE OF INVESTMENTS
March 31, 2016 (Continued)

Shares		Value

	COMMON STOCKS (Continued)

	Professional, Scientific, and Technical Services – 6.8%
30,610	AMN Healthcare Services, Inc. (a)	$1,028,802
28,286	MDC Partners, Inc.	667,550
		1,696,352
	Retail Trade – 1.3%
24,420	Global Partners LP	329,670

	Transportation and Warehousing – 3.6%
48,224	Seaspan Corporation	884,428
	TOTAL COMMON STOCKS (Cost $25,289,312)	23,845,962

	SHORT-TERM INVESTMENTS – 0.8%
194,217	Fidelity Institutional Money Market Funds –
	Money Market Select Class, 0.23%*	194,217
	TOTAL SHORT-TERM INVESTMENTS (Cost $194,217)	194,217
	Total Investments – 96.8% (Cost $25,483,529)	24,040,179
	Other Assets in Excess of Liabilities – 3.2%	801,204
	NET ASSETS – 100.0%	$24,841,383

Percentages are states as a percent of net assets.

(a)	Non-income producing security
*	Rate shown is the annualized seven-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

STATEMENT OF ASSETS AND LIABILITIES
At March 31, 2016

ASSETS
Investments in securities, at value (Cost $25,483,529)	$24,040,179
Receivable for investments sold	818,243
Dividends and interest receivable	1,209
Total assets	24,859,631

LIABILITIES
Management fees payable	18,248
Total liabilities	18,248

NET ASSETS	$24,841,383

Net Assets Consist of:
Paid-in capital	$27,979,602
Undistributed (accumulated) net investment income (loss)	(19,183)
Accumulated net realized gain (loss) on investments	(1,675,686)
Net unrealized appreciation (depreciation) on investments	(1,443,350)
Net assets	$24,841,383

Net asset value:
Net assets	$24,841,383
Shares outstanding^	1,100,000
Net asset value, offering and redemption price per share	$22.58

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

STATEMENT OF OPERATIONS
Period Ended March 31, 2016*

INCOME
Dividends (net of foreign taxes withheld of $1,742)	$118,277
Interest	483
Total investment income	118,760

EXPENSES
Management fees	210,567
Total expenses	210,567
Net investment income (loss)	(91,807)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,889,050)
Change in unrealized appreciation (depreciation)
of investments	(1,443,350)
Net realized and unrealized gain (loss) on investments	(3,332,400)
Net increase (decrease) in net assets
resulting from operations	$(3,424,207)

*	Fund commenced operations on April 20, 2015. The information presented is for the period from April 20, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2016*
OPERATIONS
Net investment income (loss)	$(91,807)
Net realized gain (loss) on investments	(1,889,050)
Change in unrealized appreciation
(depreciation) of investments	(1,443,350)
Net increase (decrease) in net assets
resulting from operations	(3,424,207)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
Total distributions to shareholders	—

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	35,105,960
Payments for shares redeemed	(6,840,370)
Net increase (decrease) in net assets
derived from capital share transactions (a)	28,265,590
Net increase (decrease) in net assets	$24,841,383

NET ASSETS
Beginning of Period	$—
End of Period	$24,841,383
Undistributed (accumulated) net
investment income (loss)	$(19,183)

(a)	A summary of capital share transactions is as follows:

Period Ended
March 31, 2016*
Shares
Subscriptions	1,450,000
Redemptions	(350,000)
Net Increase (Decrease)	1,100,000

*	Fund commenced operations on April 20, 2015. The information presented is for the period from April 20, 2015 to March 31, 2016.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	March 31,
	2016(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.08)
Net realized and unrealized gain (loss) on investments	(2.34)
Total from investment operations	(2.42)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—
Total distributions	—

Net asset value, end of period	$22.58

Total return	(9.66	)%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$24,841

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.90	%(4)
Net investment income (loss) to average net assets	(0.39	)%(4)

Portfolio Turnover Rate(5)	52	%(3)

(1)	Commencement of operations on April 20, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016

NOTE 1 – ORGANIZATION

AlphaMark Actively Managed Small Cap ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek long-term growth of capital. The Fund commenced operations on April 20, 2015.

Shares of the Fund are listed and traded on NASDAQ Global Market¨ (“NASDAQ”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.”  Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day.  Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Unit. The standard fixed transaction fee for the Fund is $250. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction.  There were no variable fees received during the period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in other mutual funds, including money market funds, are valued at their NAV per share.

Short-term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,845,962	$—	$—	$23,845,962
Short-Term Investments	194,217	—	—	194,217
Total Investments
in Securities	$24,040,179	$—	$—	$24,040,179

^ See Schedule of Investments for sector breakouts.

Transfers between levels are recognized at the end of the reporting period. At the period ended March 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

B.
Federal Income Taxes. The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2016, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended March 31, 2016, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2016, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Interest income is recorded on an accrual basis. Distributions received from the Fund’s investments in Publicly Traded Partnerships are generally comprised of ordinary income and return of capital from the partnerships. The Fund allocates distributions between investment income and return of capital based on estimates.  Such estimates are based on information provided by each partnership and other industry sources. These estimates may subsequently be revised based on actual allocations received from partnerships after their tax reporting periods are concluded as the actual character of these distributions is not known until after the fiscal year end of the Fund.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gain on securities by the Fund are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which NASDAQ is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to net operating losses and redemptions in kind. For the period ended March 31, 2016, the following table shows the reclassifications made:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Income/(loss)	Gain/(loss)	Capital
$72,624	$213,364	$(285,988)

During the period ended March 31, 2016, the Fund realized $285,988 in net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not recognized on a tax basis by the Fund, they have been reclassified from accumulated net realized gain/(loss) to paid-in capital.

I.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to March 31, 2016 that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

AlphaMark Advisors, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.90% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian, transfer agent, and  fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended March 31, 2016, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $12,558,237 and $13,227,394, respectively.

During the period ended March 31, 2016, there were no purchases or sales of U.S. Government securities.

During the period ended March 31, 2016, in-kind transactions associated with creations and redemptions were $34,693,774 and $6,787,463, respectively.

AlphaMark Actively Managed Small Cap ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2016 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at March 31, 2016 were as follows:

Tax cost of investments	$25,493,250
Gross tax unrealized appreciation	2,312,679
Gross tax unrealized depreciation	(3,765,750)
Net tax unrealized (depreciation)	(1,453,071)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(1,685,148)
Total accumulated earnings/(losses)	$(3,138,219)

The difference between book and tax-basis cost is attributable to basis adjustments on partnerships for tax purposes.

As of March 31, 2016, the Fund deferred, on a tax basis, post-October capital losses of $1,426,170 and late-year ordinary losses of $9,462.

As of March 31, 2016, the Fund had a short-term capital loss carryforward of $249,516. This amount does not have an expiration date.

There were no distributions paid by the Fund during the period ended March 31, 2016.

AlphaMark Actively Managed Small Cap ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of AlphaMark Actively Managed Small Cap ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AlphaMark Actively Managed Small Cap ETF (the “Fund”), a series of ETF Series Solutions, as of March 31, 2016, and the related statements of operations and changes in net assets, and the financial highlights for the period April 20, 2015 (commencement of operations) through March 31, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AlphaMark Actively Managed Small Cap ETF as of March 31, 2016, the results of its operations, changes in its net assets, and the financial highlights for the period April 20, 2015 (commencement of operations) through March 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
May 26, 2016

AlphaMark Actively Managed Small Cap ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	14	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since	Index Services, Zacks
		2014;	Investment Management
		Chairman	(2011–2013);
		since	Vice President,
		2013	Marco Polo Network
(financial services firm)
(2009–2011).

Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	14	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (2000–2011).		Portfolio
	and				Series (35
	Audit				portfolios);
	Committee				Director,
	Chairman				Anchor
Bancorp
Wisconsin,
Inc.
(2011–2013).

Ronald T. Beckman, CPA	Trustee	Indefinite	Retired; formerly	14	None
Born: 1947	and	term;	Partner specializing in
	Nominating	since	investment management,
	Committee	2012	PricewaterhouseCoopers
	Chairman		LLP (1972–2004).

David A. Massart	Trustee	Indefinite	Co-Founder and Chief	14	Independent
Born: 1967		term;	Investment Strategist,		Trustee,
		since	Next Generation Wealth		Managed
		2012	Management, Inc.		Portfolio
			(since 2005).		Series
(35
portfolios).

AlphaMark Actively Managed Small Cap ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business.  The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Fund	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday, CPA	President	Indefinite	Senior Vice President, USBFS (since 2008);
Born: 1979	and	term;	Manager, PricewaterhouseCoopers LLP
	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D. Barolsky, Esq.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Born: 1981	President	term;	Thompson Hine LLP (law firm) (2008–2012).
	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2014); Assistant
Born: 1982	Compliance	term;	Vice President, USBFS (2011-2014); Operations
	Officer	since 2015	Manager, USBFS (2007-2011).
Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, USBFS (since 2011); Manager,
Born: 1977		term;	PricewaterhouseCoopers LLP (accounting firm)
		since 2014	(2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013);
Born: 1982	Secretary	term;	Compliance Representative, Quasar Distributors, LLC
		since	(2011-2013).
2015

The Statement of Additional Information includes additional information about the Trustees and is available without charge, up on request, by calling toll free at (800)-617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphamarkadvisors.com/etf/.

AlphaMark Actively Managed Small Cap ETF

EXPENSE EXAMPLE
For the Six Months Ended March 31, 2016 (Unaudited)

As a shareholder of AlphaMark Actively Managed Small Cap ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2015	March 31, 2016	During the Period(1)
Actual	$1,000.00	$1,057.50	$4.63
Hypothetical (5% annual	$1,000.00	$1,025.00	$4.56
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized current period expense ratio, 0.90%, multiplied by the average account value during the period, multiplied by the number of days in the current period, 183 days, divided by the number of days in the most recent fiscal twelve month period, 366 days.

AlphaMark Actively Managed Small Cap ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended March 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2016, was 0.00%.

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at http://www.alphamarkadvisors.com/etf/ daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.alphamarkadvisors.com/etf/.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at www.alphamarkadvisors.com/etf/.

AlphaMark Actively Managed Small Cap ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and

•  Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintains physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
AlphaMark Advisors, LLC
250 Grandview Drive, Suite 175
Fort Mitchell, Kentucky 41017

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

AlphaMark Actively Managed Small Cap ETF
Symbol – SMCP
CUSIP – 26922A834

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President (principal executive officer) and Treasurer (principal financial officer). The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 03/31/2016	FYE 03/31/2015
Audit Fees	$13,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 03/31/2016	FYE 03/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 03/31/2016	FYE 03/31/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Ronald T. Beckman, David A. Massart, Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. “Filed herewith”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date     July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date     July 21, 2016

By (Signature and Title)* /s/ Kristen M. Weitzel
  Kristen M. Weitzel, Treasurer (principal financial officer)

Date     July 21, 2016

* Print the name and title of each signing officer under his or her signature.